Business acquisitions and dispositions - Divestiture of Assets (Details) $ in Millions		3 Months Ended	12 Months Ended
	Apr. 01, 2017	Jun. 30, 2017 CAD ($) location	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Mar. 17, 2017 megahertz
Business Combinations1 [Abstract]
Percentage of postpaid subscribers sold	25.00%
Number of retail locations sold | location		15
Disposition of intangibles and other assets | $		$ 323	$ 323	$ 0
Number of megahertz transferred					40
Total number of megahertz					700
Number of megahertz in wireless spectrum					2,500